DEAR SHAREHOLDER:

     1995 was characterized by a powerful bull market, narrow sector leadership and extreme lows in volatility, conditions which are unfavorable to our diversification process. The Fund's 33.8% return for 1995 was in line with return expectations given the current market environment. We expect market volatility to rise in 1996 which should produce a rotation in market leadership toward the Fund's positions.

     The U.S. Large Stock Fund ("USLSF") outperformed the S&P 500 in the 4th quarter, with a return of 7.2% verses the S&P 500's 6.0% return over the same period. The contributing factors to outperformance relative to the S&P 500 in the 4th quarter were the significant overweighting in the energy sector, and our stock positions in the technology sector. Our stock holdings in the consumer nondurable sector resulted in our largest negative performance relative to the S&P. During the 4th quarter the portfolio's largest active positions relative to the S&P were in the Energy and Utility sectors. The Fund's largest underweighting was in the Financials. The five largest holdings totaling approximately 15% of the Fund were Exxon, Royal Dutch, IBM, Mobil, and Eli Lilly.

     The Fund's beta remains at an historic low, reflecting the extreme defensive configuration of the portfolio relative to the S&P. The Fund remains positioned for a correction in the market.


                                         Sincerely,

                                         /s/ Roger J. Weiss
                                         Roger J. Weiss
                                         Chairman of the Board

                                         January 24, 1996

US LARGE STOCK FUND
Schedule of Investments at December 31, 1995
   Number                                             Value
of Shares                    Security                (000's)

                COMMON STOCK (97.5%)
                Capital Goods (14.3%)
     50,100     International Business Machines
                    Corp...........................     $4,597
     32,700     Boeing Co..........................      2,563
     30,900     Rockwell International Corp........      1,634
     14,200     McDonnell Douglas Corp.............      1,306
      9,500     Xerox Corp.........................      1,302
     56,000     Westinghouse Electric Corp.........        924
     19,100     Raytheon Co........................        903
     17,100     Honeywell Inc......................        831
     19,600     Loral Corp.........................        693
     19,700     Apple Computer Inc.................        628
     42,200   # Novell Inc.........................        601
     15,332     AMP Inc............................        588
     14,200     Tyco Labs Inc......................        506
      6,300   # Computer Sciences Corp.............        443
     15,900     Pall Corp..........................        427
      6,500     Northrop Corp......................        416
     24,200     Advanced Micro Devices Inc.........        399
     11,050     Parker Hannifin Corp...............        378
      7,800     ALCO Standard Corp.................        356
      5,600     Raychem Corp.......................        319
      4,800     Grainger W W Inc...................        318
      8,900     Autodesk Inc.......................        305
      8,100     Dover Corp.........................        299
      4,600     General Dynamics Corp..............        272
      5,200     Avery Dennison Corp................        261
      6,500   # Andrew Corp........................        249
     13,000     Moore Ltd..........................        242
      6,300     Perkin Elmer Corp..................        238
      6,900     Harnischfeger Industries Inc.......        229
     40,200   # Unisys Corp........................        226
      7,900     Teledyne Inc.......................        202
      4,800   # Ceridian Corp......................        198
     22,800   # Amdahl Corp........................        194
      3,500     Harris Corp........................        191
      2,500   # FMC Corp...........................        169
     15,140   # Navistar International Corp........        159
      4,900     General Signal Corp................        159
      6,400     EG & G Inc.........................        155
      5,300     Cincinnati Milacron Inc............        139
      1,700     Thomas & Betts Corp................        125
      4,300     Trinova Corp.......................        123
      2,400     Briggs & Stratton Corp.............        104
      2,700     Timken Co..........................        103
      6,400   # Intergraph Corp....................        101
      5,200     Giddings & Lewis Inc...............         86
      3,200   # Cray Research Inc..................         79
      4,900   # Data General Corp..................         67
      2,800     Harland John H Co..................         58
      1,100     Zurn Industries Inc................         24
      2,874   # Zenith Electronics Corp............         20
      4,200   # Morrison Knudsen Corp..............         18
                                                        24,927


   Number                                             Value
of Shares                    Security                (000's)

                Consumer Durables (2.5%)
     13,400     Eaton Corp.........................       $719
      5,800     TRW Inc............................        449
      9,800     Genuine Parts Co...................        402
     11,200     Black & Decker Corp................        395
      8,800     Echlin Inc.........................        321
     12,900     Cooper Tire & Rubber Co............        318
      4,900     Armstrong World Industries Inc.....        304
     14,200     Maytag Corp........................        288
      6,730     Paccar Inc.........................        283
      7,400     Cummins Engine Inc.................        274
      3,900     Stanley Works......................        201
      2,300     Goodrich B F Co....................        157
      2,600     Snap On Inc........................        118
      3,200     Outboard Marine Corp...............         65
      2,000     Bassett Furniture Industries Inc...         46
      1,100     Mattel Inc.........................         34
        700     SPX Corp...........................         11
                                                         4,385

                Consumer Miscellaneous (0.3%)
     11,000     Service Corp International.........        484

                Consumer Non-Durables (28.1%)
     69,000     Lilly Eli & Co.....................      3,881
     47,000     Eastman Kodak Co...................      3,149
     55,400     Columbia/HCA Healthcare Corp.......      2,812
     40,800     Schering Plough Corp...............      2,234
     13,200     Unilever NV ADR....................      1,858
     39,089   # Viacom Inc Cl B....................      1,852
     21,300     Kellogg Co.........................      1,645
     88,519     Archer Daniels Midland Co..........      1,593
     35,000     May Department Stores Co...........      1,479
     22,300   # Amgen Inc..........................      1,324
     19,300     Anheuser Busch Cos Inc.............      1,291
     27,465   # Pharmacia & Upjohn Inc.............      1,064
     28,950     Heinz H J Co.......................        959
     22,500     Conagra Inc........................        928
     13,200     Colgate Palmolive Co...............        927
     19,800     U S Healthcare Inc.................        921
    121,000     K Mart Corp........................        877
     10,400     Dayton Hudson Corp.................        780
     11,200     CPC International Inc..............        769
     12,200     Ralston Purina Co-Ralston..........        761
     15,400   # Boston Scientific Corp.............        755
     21,100     Quaker Oats Co.....................        728
     11,600     Gannett Inc........................        712
      8,200     Loews Corp.........................        643
     16,600     Marriott International Inc.........        635
      5,000     Capital Cities ABC Inc.............        617
     27,700   # Tenet Healthcare Corp..............        575
     20,400     American Stores Co.................        546
      9,600     Pioneer Hi Bred International......        534
     13,100   # Kroger Co..........................        491
      6,300   # Federal Express Corp...............        465


                       See notes to financial statements



US LARGE STOCK FUND
Schedule of Investments at December 31, 1995

   Number                                             Value
of Shares                    Security                (000's)

     11,100     Harcourt General Inc...............       $465
     15,800     Dillard Department Stores Inc
                    Cl A...........................        450
      9,300     International Flavors &
                    Fragrances Inc.................        446
      8,800     Premark International Inc..........        446
      6,400     Tribune Co.........................        391
      5,200     Becton Dickinson & Co..............        390
      5,100     Avon Products Inc..................        384
     12,500     Melville Corp......................        384
     15,700   # Fruit of the Loom Inc Cl A.........        383
      7,200     V F Corp...........................        380
     10,800     Rite Aid Corp......................        370
     12,400     Reebok International Ltd...........        350
      5,300     Hershey Foods Corp.................        345
     11,000     New York Times Co Cl A.............        326
      3,600     McGraw Hill Inc....................        314
      6,400     Polaroid Corp......................        303
      8,700     Allergan Inc.......................        283
      9,800     American Greetings Corp Cl A.......        271
     20,300     Woolworth Corp.....................        264
      6,700   # King World Productions Inc.........        260
     14,500   # Biomet Inc.........................        259
      5,600     Mercantile Stores Inc..............        259
      3,400     Clorox Co..........................        244
      7,500     Giant Food Inc Cl A................        236
      3,700     Knight Ridder Inc..................        231
      6,900     Supervalu Inc......................        217
      6,800     Liz Claiborne Inc..................        189
      6,400     Russell Corp.......................        178
      8,800     TJX Cos Inc........................        166
      6,800     United States Surgical Corp........        145
      4,100     UST Inc............................        137
      5,800     Great Atlantic & Pacific Tea Inc...        133
      5,272     Jostens Inc........................        128
      6,100     Fleming Cos Inc....................        126
      2,800     Springs Industries Inc.............        116
      3,400     National Service Industries Inc....        110
      4,900     Coors Adolph Co Cl B...............        108
      2,900     Brown Forman Corp Cl B.............        106
      6,600   # Bally Entertainment Corp...........         92
      2,600     Alberto Culver Co Cl B.............         89
      3,100     Brunswick Corp.....................         74
      3,300     Lubys Cafeterias Inc...............         73
      5,900     Community Psychiatric Centers......         72
     22,800     Charming Shoppes Inc...............         66
      1,100     Longs Drug Stores Corp.............         53
      1,200     Meredith Corp......................         50
      6,600     Stride Rite Corp...................         50
      4,800   # Shoneys Inc........................         49
      4,800   # Ryans Family Steak Houses Inc......         34
      4,700     Handleman Co.......................         27
      1,700     Brown Group Inc....................         24
                                                        48,851



   Number                                             Value
of Shares                    Security                (000's)

                Energy (21.5%)
    100,000     Exxon Corp.........................     $8,013
     46,700     Royal Dutch Petroleum Co ADR.......      6,591
     32,200     Mobil Corp.........................      3,606
     43,700     Amoco Corp.........................      3,141
     54,900     Chevron Corp.......................      2,882
     26,800     Schlumberger Ltd...................      1,856
     22,100     Texaco Inc.........................      1,735
     14,400     Atlantic Richfield Co..............      1,595
     41,700     Phillips Petroleum Co..............      1,423
     48,000     Occidental Petroleum Corp..........      1,026
     20,200     Burlington Resources Inc...........        793
     14,200     Amerada Hess Corp..................        753
     24,100     Baker Hughes Inc...................        587
     13,084     Williams Cos Inc...................        574
     17,200     Sun Inc............................        471
     10,200     Ashland Inc........................        358
     13,600     McDermott International Inc........        299
      4,300     Kerr McGee Corp....................        273
     11,000     Dresser Industries Inc.............        268
     16,900   # Oryx Energy Co.....................        226
      5,300     Pennzoil Co........................        224
      5,000     Louisiana Land & Exploration
                    Co.............................        214
     15,100   # Santa Fe Energy Resources..........        145
      4,400     Helmerich & Payne Inc..............        131
     11,200   # Rowan Cos Inc......................        111
      1,700     Eastern Enterprises................         60
      1,000     NACCO Indsustries Inc Cl A.........         55
                                                        37,410

                Financial (5.4%)
     14,500     First Data Corp....................        970
     21,700     Keycorp ...........................        787
     11,400     Fluor Corp.........................        752
      4,100     General Re Corp....................        636
      6,500     Chubb Corp.........................        629
      5,500     Cigna Corp.........................        568
      9,400     UNUM Corp..........................        517
      5,800     Marsh & McLennan Cos Inc...........        515
      9,400     Lincoln National Corp..............        505
     12,100     US Bancorp.........................        407
      9,600     Boatmens Bancshares Inc............        392
     11,500     National City Corp.................        381
      6,700     St Paul Cos Inc....................        373
      4,700     Transamerica Corp..................        343
      9,600     Safeco Corp........................        331
      6,800     Torchmark Corp.....................        308
      7,100     Sherwin Williams Co................        289
      5,250     Jefferson Pilot Corp...............        244
      4,000     Beneficial Corp....................        186
      4,000     Crane Co...........................        147
      2,200     Potlatch Corp......................         88

                       See notes to financial statements


US LARGE STOCK FUND
Schedule of Investments at December 31, 1995

   Number                                             Value
of Shares                    Security                (000's)

      2,650     USLIFE Corp........................        $79
      1,800     Skyline Corp.......................         37
                                                         9,484

                Intermediate Goods & Services (9.3%)
     35,700     Minnesota Mining &
                    Manufacturing Co...............      2,365
     54,200     Barrick Gold Corp..................      1,430
     10,100     Monsanto Co........................      1,237
     37,900     Placer Dome Inc....................        914
     10,900     Kimberly Clark Corp................        902
     12,600     Dun & Bradstreet Corp..............        816
     24,100     Corning Inc........................        771
     13,490     Newmont Mining Corp................        610
      9,100     Phelps Dodge Corp..................        566
      8,900     Hercules Inc.......................        502
     22,700     Engelhard Corp.....................        494
     11,000     Interpublic Group Cos Inc..........        477
      7,200     Rohm & Haas Co.....................        464
     13,400     Inco Ltd...........................        446
      9,600     Dow Jones & Co Inc.................        383
      7,600     Sigma Aldrich Corp.................        376
     16,500     Worthington Industries Inc.........        343
     21,600     Homestake Mining Co................        338
     31,800     Laidlaw Inc Cl B...................        326
      7,400   # Crown Cork & Seal Inc..............        309
      8,900     Nalco Chemical Co..................        268
     10,300     James River Corp...................        249
      8,300     Deluxe Corp........................        241
      4,300     Federal Paper Board Inc............        223
      6,100     Boise Cascade Corp.................        211
     14,500     Echo Bay Mines Ltd.................        150
      4,900     Ecolab Inc.........................        147
      2,600     Shared Medical Systems Corp........        141
      5,100     Ball Corp..........................        140
      8,900     Safety Kleen Corp..................        139
     15,900   # Armco Inc..........................         93
      1,500     First Mississippi Corp.............         40
      1,062     Firstmiss Gold Inc.................         24
                                                        16,135

                Miscellaneous Industrials (0.5%)
      6,000     Textron Inc........................        405
     10,100     Dial Corp..........................        299
      5,600     Millipore Corp.....................        231
                                                           935


   Number                                             Value
of Shares                    Security                (000's)

                Public Utilities (15.3%)
     66,800     GTE Corp...........................     $2,939
     31,400     Bell Atlantic Corp.................      2,100
     43,600     Sprint Corp........................      1,739
     55,000     MCI Communications Corp............      1,437
     37,500     Enron Corp.........................      1,430
     53,800     Southern Co........................      1,325
     32,400   # U S West Inc.......................      1,158
     15,500     Duke Power Co......................        734
     17,600     Texas Utilities Co.................        724
     38,700     SCEcorp............................        687
     13,900     FPL Group Inc......................        645
     33,900     US West Inc........................        644
     18,500     Unicom Corp........................        606
     19,500     Public Service Enterprise Group....        597
     21,100     Panhandle Eastern Corp.............        588
     14,100     American Electric Power Inc........        571
     15,100     Coastal Corp.......................        562
     13,600     Dominion Resources Inc.............        561
     17,500     Peco Energy Co.....................        527
     24,200     Pacificorp.........................        514
     17,000     Alltel Corp........................        502
     17,100     Entergy Corp ......................        500
     13,900     Sonat Inc..........................        495
     19,600     Houston Industries Inc.............        475
     16,000     Central & South West Corp..........        446
     11,800     Carolina Power & Light Company             407
     11,200     Detroit Edison Co..................        386
     11,785     Cinergy Corp.......................        361
      8,400     Union Electric Co..................        351
      7,700     Consolidated Natural Gas Co........        349
     12,200     Pacific Enterprises................        345
      9,600     General Public Utilities Corp......        326
     12,000     Ohio Edison Co.....................        282
      6,300   # Columbia Gas Systems Inc...........        276
      5,300     Northern States Power Co...........        260
     11,000     Enserch Corp.......................        179
     17,400     Niagara Mohawk Power Corp..........        168
     15,400     Noram Energy Corp..................        137
      3,700     Nicor Inc..........................        102
      1,600     Bellsouth Corp.....................         70
      2,500     Oneok Inc..........................         57
                                                        26,562

                Transportation (0.3%)
     13,100     Whitman Corp.......................        305
      5,000     Consolidated Freightways Inc.......        132
      6,800   # USAir Group Inc....................         90
      5,500     Yellow Corp........................         68
                                                           595
                Total Common Stock
                    (Cost $139,628)................    169,768


                       See notes to financial statements


US LARGE STOCK FUND
Schedule of Investments at December 31, 1995

Principal
   Amount                                             Value
  (000's)                    Security                (000's)

              U.S. GOVERNMENT
                    SECURITIES (2.2%)
                    (Cost $3,842)
     $3,925   * U S Treasury Bills Due 5/30/96.....     $3,842
                Total Investments (99.7%)
                    (Cost $143,470)................    173,610

                Other Assets in Excess
                    of Liabilities (0.3%)..........        551

                Total Net Assets (100.0%)..........   $174,161

 Number of                                          Unrealized
 Contracts                                         Depreciation

              FUTURES PURCHASED
                   (Aggregate Futures Amount $3,711)
         12     S&P 500 Futures 3/96 ..............         13


# Non-income producing security.
* Security pledged for futures purchased.




                       See notes to financial statements

U.S. LARGE STOCK FUND
Statement of Assets and Liabilities at December 31, 1995

Assets:
Investments at value (Cost $143,470,256).........................$173,609,740
Cash.............................................................      34,814
Receivable for Fund shares sold..................................     378,419
Dividends and interest receivable................................     267,667
Receivable for variation margin..................................       4,200
Deferred organizational expense (Net of accumulated
     amortization of $31,407)....................................      35,465
Prepaid expenses.................................................       7,523
                                                                  174,337,828

Liabilities:
Payable for management fee.......................................      44,000
Payable for shareholder servicing fee - (Note 2).................      29,090
Accrued expenses.................................................      83,497
Payable for Fund shares redeemed.................................      19,982
                                                                      176,569

Net Assets.......................................................$174,161,259

Net Assets Represented by:
Shares of beneficial interest, at par............................$     27,236
Paid-in surplus.................................................. 143,703,445
Accumulated undistributed net investment income..................     197,962
Undistributed realized gains on investments and futures..........     106,323
Net unrealized appreciation on investments and futures...........  30,126,293
Net Assets applied to 27,235,997 shares of beneficial interest issued and outstanding with $0.001 par value
     (authorized shares unlimited)...............................$174,161,259


Unrealized Appreciation\(Depreciation)*
    Gross appreciation...........................................  32,956,561
    Gross depreciation...........................................  (2,830,268)
Net unrealized appreciation......................................  30,126,293

Net asset value, offering and redemption price per share
    as of the close of business on December 31, 1995.............       $6.39

* Based on cost of securities for Federal Income tax purposes.



See notes to financial statements

U.S. LARGE STOCK FUND
Statement of Operations for the Year Ended December 31, 1995
Investment Income:
Dividends........................................................ $4,003,222
Interest.........................................................    140,275
                                                                               $4,143,497
Expenses:
Investment advisory fee - (Note 2)...............................    436,134
Shareholder service fee..........................................    280,545
Custodian fees and expenses......................................     98,943
Professional fees................................................     61,050
Adminstration fee - (Note 2).....................................     48,802
Registration fees................................................     44,000
Transfer agent fee and expenses..................................     32,500
Amortization of organization costs...............................     15,000
Shareholder reports..............................................     10,000
Trustees' fees and expenses......................................     10,000
Miscellaneous....................................................      7,690
                                                                   1,044,664
Less waiver of fees by adviser...................................    (21,824)
Less waiver of fees by administrator.............................    (48,802)
Less expenses paid directly - (Note 5)...........................     (1,636)
                                                                                  972,402
bNet Investment Income..........................................               3,171,095

Net Realized Gain on Investments and Futures.....................               6,718,203
Net Change in Unrealized Gain on Investments and Futures.........              30,324,234

Net Increase in Net Assets Resulting from Operations.............             $40,213,532



Statement of Changes in Net Assets
                                                                  Year           Year
                                                                  Ended          Ended
                                                                  12/31/95      12/31/94
Operations:
Net investment income............................................   $3,171,095     $2,321,731
Net realized gain/(loss) on investments and futures..............    6,718,203       (276,677)
Net change in unrealized appreciation/(depreciation) on
     investments and futures.....................................   30,324,234     (1,653,187)

Net increase in net assets resulting from operations.............   40,213,532        391,867

Distributions to Shareholders:
From net investment income.......................................   (3,253,286)    (2,208,421)
From capital gains...............................................   (6,190,497)      (124,250)
Net decrease due to distributions................................   (9,443,783)    (2,332,671)

Fund Share Transactions - Note 4
Shares sold......................................................   53,560,522     47,319,085
Distributions reinvested.........................................    9,021,345      2,302,950
Shares redeemed..................................................  (26,039,996)    (7,676,129)
Net increase from Fund share transactions........................   36,541,871     41,945,906

Total increase in net assets.....................................   67,311,620     40,005,102

Net assets beginning of period...................................  106,849,639     66,844,537
Net assets end of period (including undistributed net investment
    income of $197,962 and $148,699)............................. $174,161,259   $106,849,639




See notes to financial statements

U.S. LARGE STOCK FUND
Notes fo Financial Statements

NOTE 1 -- Organization and Accounting Policies: U.S. Large Stock Fund (the "Fund") is registered under the Investment Company Act of 1940 (the " Act"), as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Portfolio Valuation: Portfolio securities are valued at the last sale price as of the close of regular trading on the New York Stock Exchange on the day the valuation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices. Short-term debt securities are valued at amortized cost, which has been determined by the Funds Board of Trustees to represent fair value. If other securities and assets for which market quotations are not readily available are held by the Fund, they are valued at their fair value as determined, in good faith, by the Fund's Valuation Committee as authorized by the Fund's Board of Trustees.

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Distributions to Shareholders: Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid at least annually. Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gains.

Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. No federal income tax or excise tax provision is required.

Deferred Cost: Organizational and initial offering expenses paid by the Fund are amortized on a straight-line basis over a sixty-month period.

Futures: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

Financial Risks: The Fund may enter into futures contracts to protect against adverse movements in the price of securities in the investment portfolio. Certain risks are associated with the use of futures. The predominant risk is that the movement in price of the instrument underlying the future may not correlate perfectly with the movement of the price of the asset being hedged.

Use of Estimates: Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

NOTE 2 -- Investment Advisory Fee and Other Transactions with Affiliates: An investment advisory fee is earned by Weiss, Peck & Greer, L.L.C. ("WPG"), the Advisor. Under the terms of the investment advisory agreement, the advisory fee is calculated at the

U.S. LARGE STOCK FUND
Notes fo Financial Statements - continued

following rates: 0.31% of the Fund's average daily net assets not exceeding $200 million, 0.26% in excess of $200 million up to $500 million, 0.24% in excess of $500 million up to $1 billion, 0.22% in excess of $1 billion up to $2 billion, and 0.20% in excess of $2 billion. Such fees are paid monthly.
 WPG has voluntarily agreed to limit the Fund's total operating expenses to 0.75% or less (determined by average net assets).

In addition, the Fund has entered into an Administration Agreement with WPG whereby WPG receives a monthly fee equal to 0.09% on an annualized basis while average daily net assets exceed $150 million, for administrative services provided.

Reinhardt Werba Bowen Advisory Services ("RWB") receives an asset allocation fee up to 2% annually of assets from shareholders (not a Fund expense) participating in their Strategic Asset Money Management program. RWB will receive a fee from the Fund for shareholder servicing functions provided, equal to 0.15% of the net assets while net assets are less than $75 million and 0.20% thereafter. Certain transactions and service charges may also be imposed by institutions serving as financial intermediaries in the purchase and custody of Fund shares held. No part of these fees is received by the Fund or the Adviser.

Certain officers and Trustees of the Fund are "affiliated persons", as defined in the Act, of WPG.

NOTE 3 -- Securities Transactions: During the year ended December 31, 1995, sales proceeds, cost of securities sold and purchases of securities (other than short-term investments and options written), aggregated $37,363,104, $30,986,573 and $64,088,859, respectively. Brokerage commissions on the above transactions amounted to $73,588, all of which was received by WPG. These amounts do not include profits earned in connection with the execution of principal transactions, none of which was received by WPG.


NOTE 4 -- Transactions in Shares of Beneficial Interest: Transactions in the Fund's Shares of Beneficial Interest were as follows (000's omitted):

                                   Year Ended December 31,
                                    1995            1994
Shares sold                         9,027           9,243
Distributions reinvested            1,414             454
Shares redeemed                    (4,351)         (1,496)

Net increase                        6,090           8,201

NOTE 5 -- On May 1, 1995, the Fund entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the year ended December 31, 1995, the Funds' custodian fees amounted to $98,943 of which $1,636 was offset by such credits. The Fund could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

NOTE 6 -- Reclassification of Capital Accounts: In accordance with the adoption of Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies", the Fund reclassified $74,068 from undistributed net investment income and undistributed net realized gains to additional paid-in surplus during the year ended 1995.

U.S. LARGE STOCK FUND
Financial Highlights
                                                         Year          Year          Period
                                                         Ended         Ended         Ended
                                                         12/31/95      12/31/94      12/31/93*
Per Share Data:
    Net Asset Value at Beginning of Period...........       $5.05         $5.16        $5.00

        Net Investment Income........................       $0.13         $0.14        $0.06
        Net Realized and Unrealized Gain/(Loss)
           on Investments............................        1.58         (0.14)        0.20
    Total Income from Operations.....................        1.71          0.00         0.26

        Dividends from Net Investment Income.........       (0.13)        (0.11)       (0.06)
        Distributions from Capital Gains.............       (0.24)         0.00        (0.04)
    Total Distributions..............................       (0.37)        (0.11)       (0.10)

     Net Asset Value End of Period...................       $6.39         $5.05        $5.16


Total return.........................................       33.81%         0.06%        5.09%
Net assets at end of period (000's)..................    $174,161      $106,850      $66,845


Ratios:
    Ratio of Expenses to Average Net Assets..........       0.69% #       0.75% #      0.77% #(A)
    Ratio of Net Income to Average Net Assets........       2.26% #       2.65% #      2.54% #(A)
    Portfolio Turnover Rate..........................       27.1%         36.2%        27.1% #(A)

* From inception of Fund 6/8/93.
(A) Annualized
# The Advisor and Administrator agreed not to impose its full fee from inception through December 31, 1995. Had the Advisor and Administrator not so agreed, the ratio of expenses and net investment income to average net assets would have been 0.98% and 2.33% for the period ended 12/31/93, 0.79% and 2.61% for the year ended 12/31/94 and 0.74% and 2.21% for the year ended 12/31/95, respectively. The custody fee earnings credit has an effect of less than 0.01% per share on the above ratios.



See notes to financial statements

U.S. LARGE STOCK FUND
Average Annual Total Return

(Performance Graph Here)
This graph compares the Fund against the S&P 500 Index. The Value for the Fund and the comparative Benchmark at 12/31/95 are:

U.S. LARGE STOCK             $14,070
S&P 500 Index                $14,736

(end of graph)


Average Annual Total Return
(for the periods ended December 31, 1995)

                            since
                 1 year   inception#
U.S. LARGE        33.81%   14.24%

S&P 500 Index     37.50%   16.35%

# Commencement of operations 6/8/93

Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's results and the index assume the reinvestment of all capital gain distributions and income dividends. The Fund's past performance is not indicative of future performance and should be considered in light of the Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The S&P 500 Stock Index is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks.


                          Independent Auditors' Report

To the Shareholders and Board of Trustees of U.S. Large Stock Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the U.S. Large Stock Fund as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, and for the period from June 8, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Large Stock Fund as of December 31, 1995 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, and for the period from June 8, 1993 (commencement of operations) to December 31, 1993, in conformity with generally accepted accounting principles.


                             KPMG Peat Marwick LLP

New York, New York
January 24, 1996

                             REINHARDT WERBA BOWEN
                              1190 Saratoga Avenue
                                   Suite 200
                               San Jose, CA 95129
                                 (800) FON-SAMM


TRUSTEES
Raymond R. Herrmann, Jr.*          William B. Ross*
Thomas J. Hilliard, Jr.*           Harvey E. Sampson*
Lawrence J. Israel*                Robert A. Straniere*
Graham E. Jones*                   Alan B. Werba
Paul Meek*
*Member of Audit Committee

OFFICERS

Roger J. Weiss, President, Chairman and Trustee
Jay C. Nadel, Executive Vice President and Secretary
Francis H. Powers, Executive Vice President and Treasurer
Joseph N. Pappo, Vice President
Joseph J. Reardon, Vice President
Joseph Parascondola, Assistant Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
First Data Investor Services Group
P.O. Box 9037
Boston, MA  02205

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, NY  10154


                                   U.S. LARGE
                                   STOCK FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 1995